Share-based awards (Tables)	6 Months Ended
Sep. 30, 2020
Share-based awards
Schedule of share-based compensation expense by function

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Cost of revenue	3,780	7,331
Product development expenses	6,526	13,667
Sales and marketing expenses	1,852	3,237
General and administrative expenses	3,102	8,174
Total	15,260	32,409

RSUs
Share-based awards
Summary of changes in the RSUs

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2020	65,458,962	159.66
Granted	23,171,321	213.14
Vested	(19,950,394)	138.85
Canceled/forfeited	(2,423,236)	177.27
Awarded and unvested as of September 30, 2020	66,256,653	183.99
Expected to vest as of September 30, 2020 (i)	54,551,907	182.60

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

Options
Share-based awards
Summary of changes in the share options

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2020	6,393,303	87.81	3.4
Exercised	(296,177)	69.15
Outstanding as of September 30, 2020	6,097,126	88.72	3.1
Vested and exercisable as of September 30, 2020	4,578,891	72.49	2.4
Vested and expected to vest as of September 30, 2020 (i)	5,924,098	85.98	2.9

(i)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.